Property and Equipment, Net (Details) - USD ($)	Dec. 31, 2019	Dec. 31, 2018
Property, Plant and Equipment [Line Items]
Subtotal	$ 15,345,499	$ 14,998,846
Less: accumulated depreciation	(3,456,126)	(2,482,952)
Property, plant and equipment, net	11,889,373	12,515,894
Buildings [Member]
Property, Plant and Equipment [Line Items]
Subtotal	10,895,449	11,032,207
Machinery equipment [Member]
Property, Plant and Equipment [Line Items]
Subtotal	2,833,771	2,858,928
Transportation equipment [Member]
Property, Plant and Equipment [Line Items]
Subtotal	883,577	518,612
Office equipment [Member]
Property, Plant and Equipment [Line Items]
Subtotal	118,985	37,518
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Subtotal	$ 613,717	$ 551,582